Supplemental Cash Flow Information (Details) - Schedule of purchase of property, plant and equipment - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Purchase of Property Plant and Equipment [Abstract]
Acquisition of intangible assets	$ 73,093	$ 1,626,065	$ 1,404,192
Add: Opening balance of payable on intangible assets	727,060
Less: Reversal of payable on intangible assets	(727,060)
Less: Ending balance of payable on intangible assets		(727,060)
Cash paid during the year	$ 73,093	$ 899,005	$ 1,404,192